Financial Instruments Risks - Summary of Credit Quality Analysis of Loans and Advances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
Credit exposure	$ 1,903,342,526	$ 1,892,223,634
Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	580,160,521	599,534,953
Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	429,978,068	378,842,147
Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	661,802,743	369,337,385
Cash And Cash Equivalents [Member]
Disclosure of internal credit grades [line items]
Credit exposure	178,836,392	276,574,172
Reverse Repurchase Agreements
Disclosure of internal credit grades [line items]
Credit exposure	52,564,802	267,934,977
Reverse Repurchase Agreements | BCRA Repos [Member]
Disclosure of internal credit grades [line items]
Credit exposure	52,564,802	267,934,977
Low Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	443,083,288	455,348,908
Low Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	375,070,574	284,644,882
Low Risk [Member] | Cash And Cash Equivalents [Member] | BCRA Unrestricted Current Account
Disclosure of internal credit grades [line items]
Credit exposure	178,836,392	276,574,172
Medium Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	120,527,862	129,498,496
Medium Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	36,222,695	80,435,704
High Risk [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,964,266	2,674,827
High Risk [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	16,622,010	6,958,284
Non Performing [Member] | Loans to consumers [member]
Disclosure of internal credit grades [line items]
Credit exposure	10,585,105	12,012,722
Non Performing [Member] | Loans to corporate entities [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,062,789	6,803,277
Corporate Bonds B [Member]
Disclosure of internal credit grades [line items]
Credit exposure	3,722,935	1,775,426
BCRA Liquidity Bills [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	471,020,799	209,779,172
Government securities [member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	187,059,009	156,909,968
Corporate bonds [Member] | Debt securities [member]
Disclosure of internal credit grades [line items]
Credit exposure	$ 0	$ 872,819